SCHEDULE OF RELATED AMORTIZATION EXPENSES (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Accounting Policies [Abstract]
Capitalized Contract Cost, Net
[custom:CapitalizedContractCostCapitalizedDuringThePeriod-1]	579
Capitalized Contract Cost, Amortization	(129)
Capitalized Contract Cost, Net	$ 450